Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000099791
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Full Discretion Institutional Securitized Fund
Class Name	Institutional Class Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.
Additional Information Phone Number	1-800-343-2029
Additional Information Website	https://info.loomissayles.com/full-discretion-funds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The ICE BofA US ABS & CMBS Index (TR) (USD) (the Index), a broad measure of the securitized credit market, posted a total return of 6.34%. Over the same time period, the Fund generated a return of 15.08%, significantly outperforming its benchmark by 874 basis points.

Spread and specific contribution were positive for the period given the Funds deeper credit exposure relative to the benchmark. The Fund’s effective duration as of October 31, 2025 was 2.40, approximately 0.24 years shorter than that of the Index.

Commercial ABS, Consumer ABS, CMBS, RMBS, and CLOs led account outperformance. Commercial ABS was the largest contributor to outperformance for the period. An overweight of issues backed by aircraft leases in commercial ABS led outperformance within the subsector, followed by an overweight to personal consumer consumer ABS loans, and an allocation to special situation CMBS conduit subs. Additionally, an overweight to non-performing RMBS loans and an allocation to lower mezzanine CLO loans elevated annual returns. On the negative side relative to the benchmark, an underweight position to agency CMBS weighed on performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA US ABS & CMBS Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,543	$10,437	$10,324
Oct/17	$11,480	$10,531	$10,512
Oct/18	$11,972	$10,315	$10,543
Oct/19	$12,764	$11,502	$11,361
Oct/20	$12,381	$12,214	$11,784
Oct/21	$13,620	$12,155	$11,957
Oct/22	$12,754	$10,249	$10,872
Oct/23	$13,750	$10,286	$11,247
Oct/24	$16,425	$11,370	$12,305
Oct/25	$18,902	$12,071	$13,086

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	15.08%	8.83%	6.57%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%
ICE BofA US ABS & CMBS Index (USD) (TR)Footnote Reference*	6.34%	2.12%	2.73%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 436,452,488
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$436,452,488	244	$-	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Other Investment	0.0%
Corporate Obligations	1.3%
Short-Term Investment	2.1%
Residential Mortgaged-Backed Obligations	7.6%
U.S Treasury Obligation	7.7%
Commercial Mortgage-Backed Obligations	13.4%
Asset-Backed Securities	69.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
KDAC Aviation Finance, Ser 2017-1A, Cl C	7.385%	12/15/42	3.2%
CSMC OA, Ser 2014-USA, Cl E	4.373%	09/15/37	1.9%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.6%
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.6%
Harbour Aircraft Investments, Ser 2017-1, Cl C	10.000%	11/15/37	1.4%
NY Commercial Mortgage Trust, Ser 2025-299P, Cl A	5.664%	02/10/47	1.4%
AASET Trust, Ser 2020-1A, Cl C	6.413%	01/16/40	1.2%
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B	4.391%	06/10/47	1.2%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.2%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3	6.150%	06/15/39	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-800-343-2029
Updated Prospectus Web Address	https://info.loomissayles.com/full-discretion-funds